Accounts Payable - Schedule of Accounts Payable (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Payable [Line Items]
Total accounts payable	$ 27,657,142	$ 23,102,944	$ 25,272,528
Procurement of Materials [Member]
Schedule of Accounts Payable [Line Items]
Total accounts payable	27,062,205	22,804,612	25,011,515
Infrastructure& Equipment [Member]
Schedule of Accounts Payable [Line Items]
Total accounts payable	229,443	209,899	43,530
Freight fee [Member]
Schedule of Accounts Payable [Line Items]
Total accounts payable	$ 365,494	$ 88,433	$ 217,483